Contingencies, commitments and restrictions on the distribution of profits - Uruguayan Concession Agreements (Details) $ in Thousands, item in Millions				1 Months Ended		5 Months Ended	12 Months Ended
	May 15, 2024 USD ($)	Nov. 08, 2021 USD ($) aircraft	Jun. 28, 2019 USD ($)	Sep. 30, 2025 USD ($)	Jun. 30, 2024 USD ($)	May 31, 2024 USD ($)	Dec. 31, 2025 USD ($) kg item $ / item	Dec. 31, 2024 USD ($)
Contingencies, commitments and restrictions on the distribution of profits
Capital expenditure							$ 226,787	$ 235,712
Carrasco International Airport and New Airports
Contingencies, commitments and restrictions on the distribution of profits
Concession agreement extension period	10 years
Investment projects amount	$ 7,600
Investment Commitments	$ 3,000
Carrasco International Airport and New Airports | Puerta del Sur S.A ("PDS")
Contingencies, commitments and restrictions on the distribution of profits
Capital expenditure		$ 67,000
Carrasco International Airport and New Airports | Puerta del Sur S.A ("PDS") | Later than one year and not later than two years
Contingencies, commitments and restrictions on the distribution of profits
Capital expenditure							13,000
Carrasco International Airport and New Airports | Puerta del Sur S.A ("PDS") | 2023
Contingencies, commitments and restrictions on the distribution of profits
Capital expenditure							32,000
Carrasco International Airport and New Airports | Puerta del Sur S.A ("PDS") | 2024
Contingencies, commitments and restrictions on the distribution of profits
Capital expenditure							18,000
Carrasco International Airport and New Airports | Puerta del Sur S.A ("PDS") | 2028
Contingencies, commitments and restrictions on the distribution of profits
Capital expenditure							4,000
Punta del Este
Contingencies, commitments and restrictions on the distribution of profits
Incremental capital expenditures			$ 35,000
Minimum annual concession fee			500	$ 666	$ 649	$ 611
Construction completion guarantee			1,000
Concession contract fulfilment guarantee			$ 400
URUGUAY
Contingencies, commitments and restrictions on the distribution of profits
Incremental capital expenditures							$ 3,500
Number of passengers to determine additional fees | item							1.5
Period for performance guarantee returned after expiration of concession agreement							6 months
URUGUAY | Puerta del sur
Contingencies, commitments and restrictions on the distribution of profits
Number of regional airports | aircraft		6
Incremental capital expenditures							$ 56,800
Annual fee required to pay government higher of stated amount as per first condition							$ 6,056
Annual fee required to pay government, number of work units required, as per second condition | kg							100
Annual fee required to pay government, per unit value required, as per second condition | $ / item							0.00557
Additional guarantee granted							$ 3,900
Performance guarantee							7,600
Minimum coverage amount							250,000
Amount covered by insurance							$ 646,000
Period to incur additional capital expenditures							5 years
URUGUAY | Punta del Este
Contingencies, commitments and restrictions on the distribution of profits
Amount covered by insurance							$ 369,300